Debt - Summary of Debt (Parenthetical) (Details) - MXN ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 04, 2023	Dec. 31, 2022
Schedule of debt [line items]
Aggregate amount of accounts payable		$ 0		$ 44,528,000
Santander
Schedule of debt [line items]
Aggregate amount of accounts payable			$ 500,000,000
Available amount of accounts payable	$ 181,229,000	284,080,000		11,664,000
Available amount related to credit line	169,049,000	117,855,000		17,473,000
Additional amount related to credit line used		0
HSBC
Schedule of debt [line items]
Aggregate amount related to credit line	450,000,000	450,000,000
Credit line amount outstanding	110,000,000	0
Outstanding balance related to supplier finance arrangement	99,542,000	216,070,000
Top of range | Santander
Schedule of debt [line items]
Aggregate amount of accounts payable	500,000,000	$ 350,000,000
Aggregate amount related to credit line	$ 100,000,000		300,000,000	$ 100,000,000
Additional amount related to credit line			$ 200,000,000